Investment of Fair Value of Plan Assets as a Percentage of the Total (Detail)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	78.00%	76.40%
Debt Securities [Member]
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	21.90%	23.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	0.10%	0.60%